14. Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Financial Assets And Liabilities
Financial assets and liabilities

14.1. Trade and other receivables

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	24,249,101	25,646,269
Guarantee deposits	43	66
	24,249,144	25,646,335

Current:
Trade receivables - CAMMESA	13,797,625	15,852,314
Trade receivables - YPF SA and YPF Energía Eléctrica SA	316,194	116,693
Trade receivables - Large users	399,328	135,368
Receivables from associates and other related parties	816	1,324
Other receivables	1,139,532	173,970
	15,653,495	16,279,669

Allowance for doubtful accounts - Note 14.1.1.	(12,548)	(5,696)
	15,640,947	16,273,973

For the terms and conditions of receivables from related parties, refer to Note 19.

Trade receivables from CAMMESA accrue interest, once they become due. The Group accrues interest on receivables from CAMMESA according to the nature of the receivables, as follows:

FONINVEMEN I and II: The Company accrues interests according to the explicit rate agreed in the corresponding agreements for the passage of time.

CVO receivables: The Company accrues interests since the Commercial Approval date and according to the rate agreed in the CVO agreement, as described in Note 1.2.a).

LVFVD (Sales Liquidations with Maturity Dates to be Defined): The Company recognized interest on the LVFVDs when CAMMESA determined the amount of interest and notified the Company through a billing document.

Trade receivables related to YPF and large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

FONINVEMEM I and II: The receivables under FONINVEMEM I and II Agreements are included under “Trade receivables - CAMMESA”. Such receivables are collected in 120 equal, consecutive monthly installments beginning in February and January 2010, when Thermal Jose de San Martin and Thermal Manuel Belgrano plants, commenced operations, respectively. Since those dates, CAMMESA has made all payments of principal and interest in accordance with the above-mentioned contractual agreements.

During the years ended December 31, 2019, 2018 and 2017 collections of these receivables amounted to 1,126,122, 1,006,172 and 881,624, respectively.

As mentioned in Note 1.2.a), during January and February 2020 we collected the last installments from the total 120 installments that were established by TMB and TSM agreements, respectively.

CVO receivables

As described in note 1.2.a), in 2010 the Company approved the “CVO agreement” and as from March 20, 2018, CAMMESA granted the “Commercial Approval”.

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”.

As a consequence of the Commercial Approval and in accordance with the CVO agreement, the Company collects the CVO receivables converted in US dollars in 120 equal and consecutive installments. The onetime estimated income (before income tax) in relation to the increase in value due to the novation of CVO receivables to US dollars as of March 20, 2018 (due to the combined effect of exchange rate variation and the application of LIBOR rate plus a 5% margin) reaches approximately 16,947,737and it was recognized in the consolidated income statement for the year ended December 31, 2018 under “CVO receivables update”.

CVO receivables are expressed in USD and they accrue LIBOR interest at a 5% rate.

During the year ended December 31, 2019, we collected 8,446,410 as payment for the installments 1 to 20 of the CVO receivables.

LVFVD receivables:

On September 3, 2019, CAMMESA and the Company entered into a final agreement to settle the LVFVD receivables balance, once the balances owed by the Company corresponding to the loans and prepayments granted by CAMMESA, which were classified under the item “Borrowings from CAMMESA” (Note 14.4), were offsetted. As a result of such agreement, an 18% reduction was fixed on the balance of capital plus interest accrued as at that date. Moreover, the Company waived any complaint related to such receivables. Pursuant to the executed agreement, during September 2019, the Company collected 1,815,251 and booked a net profit of 3,912,232, which was recognized in “Interest earned from customers” under the item “Other operating income” of the consolidated income statement for the year ended December 31, 2019.

The information on the Group’s objectives and credit risk management policies is included in Note 20.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2019	39,890,091	36,869,904	2,998,181	4,284	3,598	-	14,124

14.1.1. Allowance for doubtful accounts

	12-31-2019					12-31-2018
Item	At beginning	Increases	Decreases		At end	At end

Allowance for doubtful accounts - Trade and other receivables	5,696	8,983	(2,131	) (1)	12,548	5,696
Total 12-31-2019	5,696	8,983	(2,131)		12,548
Total 12-31-2018	3,977	3,390	(1,671	) (1)		5,696

(1) Income (loss) on net monetary position.

14.2.	Trade and other payables

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Current:
Trade payables	5,562,582	2,618,769
Insurance payable	316,858	4,663
Payables to associates	19,996	37,817
	5,899,436	2,661,249

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

For the terms and conditions of payables to related parties, refer to Note 19.

14.3.	Other loans and borrowings

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 14.3.1, 14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 22.10)	30,389,083	7,979,240
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	298,194	26,244
	30,687,277	8,005,484

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Current

Long-term loans for project financing (Notes 14.3.1,14.3.2, 14.3.3, 14.3.4, 14.3.5, 14.3.6 and 22.10)	6,541,964	690,229
Short-term loans - Banco Macro S.A. (Note 14.3.7)	1,117,926	-
Banco Galicia y Buenos Aires S.A. loan	-	331,638
Bank and investment accounts overdrafts	366,002	12,914
	8,025,892	1,034,781

14.3.1. Loans from the IIC-IFC Facility

On October 20, 2017 and January 17, 2018, CP La Castellana S.A.U. and CP Achiras S.A.U. (both of which are subsidiaries of CPR), respectively, agreed on the structuring of a series of loan agreements in favor of CP La Castellana S.A.U. and CP Achiras S.A.U., for a total amount of USD 100,050,000 and USD 50,700,000, respectively, with: (i) International Finance Corporation (IFC) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Creditors”).

As of the date of these financial statements, the loans disbursements have been fully received by the Group.

In accordance with the terms of the agreement subscribed by CP La Castellana, USD 5 million accrue an interest rate equal to LIBOR plus 3.5%, and the rest at LIBOR plus 5.25% and the loan is amortizable quarterly in 52 equal and consecutive installments as from February 15, 2019.

In accordance with the terms of the agreement subscribed by CP Achiras, USD 40.7 million accrue an interest rate equal to LIBOR plus 5.25%, and the rest at LIBOR plus 4% and the loan is amortizable quarterly in 52 equal and consecutive installments as from May 15, 2019.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by CP La Castellana and CP Achiras until the projects reach the commercial operations date) hedging agreements, guarantee trusts, a mortgage, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until each project completion date, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana and CP Achiras.

As of December 31, 2019, the Group has met the requirements described in (i) and (ii) above.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana and CP Achiras as follows: (i) until each project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of the CP La Castellana and CP Achiras; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%) beneficial ownership of CP La Castellana and CP Achiras; and (y) control of CP La Castellana and CP Achiras. In addition, (ii) after each project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana, CP Achiras and CP Renovables; and (y) control of each of CP La Castellana, CP Achiras and CP Renovables; and (b) CP Renovables shall maintain control of CP La Castellana and CP Achiras. As of December 31, 2018, the Group has met such obligations.

Under the subscribed trust guarantee agreement, as at December 31, 2019 and 2018, there are commercial liabilities with specific assignment for the amount of 578,715 and 622,135.

As of December 31, 2019 and 2018, the balance of these loans amounts to 8,374,017 and 9,690,574, respectively.

14.3.2.	Borrowing from Kreditanstalt für Wiederaufbau (“KfW”)

On March 26, 2019 the Company entered into a loan agreement with KfW for an amount of USD 56 million in relation to the acquisition of two gas turbines, equipment and related services relating to the Luján de Cuyo project described in Note 22.7.

In accordance with the terms of the agreement, the loan accrues an interest equal to LIBOR plus 1.15% and it is amortizable quarterly in 47 equal and consecutive installments as from the day falling six months after the commissioning of the gas turbines and equipment.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain a debt ratio of (a) as at December 31, 2019 of no more than 4.00:1.00 and (b) as from that date, no more than 3.5:1.00. As at December 31, 2019, the Company has complied with that requirement.

On May 23, 2019 a first reimbursement for the amount of USD 43.7 million was received, and on July 26, 2019, a second reimbursement for the amount of USD 4.9 million was received. On August 23, 2019, interest was capitalized for USD 0.3 million. On November 15, 2019, a third reimbursement for the amount of USD 4.3 million was received. Finally, on December 4 and 30, 2019, the fourth and fifth reimbursements were received: for the amount of USD 1.3 million and USD 0.7 million, respectively. This way, the expected reimbursements were completed for this loan for a total amount of USD 55.2 million.

As at December 31, 2019, the balance of this loan amounts to 2,725,937.

14.3.3.	Loan from Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC.

On September 12, 2019, the Company entered into a loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC. for USD 180 million to fund the acquisition of the Thermal Station Brigadier López (See Note 22.10), as well as to fund future capital expenses and other expenses.

Pursuant to the agreement, this loan accrues an adjustable interest rate based on LIBOR plus a margin and it is amortizable quarterly in 5 equal and consecutive installments as from 18 months from the execution of the loan agreement.

Pursuant to the loan agreement, among other obligations, CPSA has agreed to maintain (i) a debt ratio of no more than 2.25:1.00; (ii) an interest coverage ratio of no more than 3.50:1.00 and (iii) and a minimum equity of USD 500 million. As at December 31, 2019, the Company has complied with such obligations.

On June 14, 2019 the loan funds were fully disbursed. As at December 31, 2019, the balance of the loan amounts to 10,679,761.

14.3.4.	Loan from the IFC to the subsidiary Vientos La Genoveva S.A.U.

On June 21, 2019, Vientos La Genoveva S.A.U., a CPSA subsidiary, entered into a loan agreement with IFC on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Managed Co-Lending Portfolio Program (MCPP) administered by IFC, for an amount of USD 76.1 million.

Pursuant to the terms of the agreement subscribed with Vientos La Genoveva S.A.U., this loan accrues an interest rate equal to LIBOR plus 6.50% and it is amortizable quarterly in 55 installments as from November 15, 2020.

Other related agreements and documents, such as the Guarantee and Sponsor Support Agreement (the “Guarantee Agreement” by which CPSA completely, unconditionally and irrevocably guarantees, as the main debtor, all payment obligations undertaken by Vientos La Genoveva S.A.U until the project reaches the commercial operations date) hedging agreements, guarantee trusts, guarantee agreements on shares, guarantee agreements on wind turbines, direct agreements and promissory notes have been signed.

Pursuant to the Guarantee Agreement, among other customary covenants for this type of facilities, CPSA has committed, until the project completion date, to maintain (i) a leverage ratio of not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, CPSA, upon certain conditions, agreed to make certain equity contributions to Vientos La Genoveva S.A.U.

As of December 31, 2019, the Group has met the requirements described in (i) and (ii) above.

On November 22, 2019 the loan funds were fully disbursed. As at December 31, 2019, the balance of the loan amounts to 4,451,497.

14.3.5.	Loan from Banco de Galicia y Buenos Aires S.A. to CPR Energy Solutions S.A.U.

On May 24, 2019, CPR Energy Solutions S.A.U. (subsidiary of CPR) entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 12.5 million to fund the construction of the wind farm “La Castellana II”.

According to the executed agreement, this loan accrues a fixed interest rate equal to 8.5% during the first year and it is amortizable quarterly in 25 installments as from May 24, 2020.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by CPR Energy Solutions S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares, guarantee agreements on wind turbines, promissory notes and other agreements have been executed.

Pursuant to the Collateral, among other obligations, CPSA has agreed to maintain a debt ratio of no more than 3.75:1.00 until the date of completion of the project. In addition, CPSA, under certain conditions, agreed to make capital contributions, directly or indirectly, to subsidiary CPR Energy Solutions S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over CPR Energy Solutions S.A.U. As at December 31, 2019, the Company has complied with such obligations.

On May 24, 2019 the loan funds were fully disbursed. As at December 31, 2019, the balance of this loan amounts to 742,827.

14.3.6.	Loan from Banco Galicia y Buenos Aires S.A. to subsidiary Vientos La Genoveva II S.A.U.

On July 23, 2019, subsidiary Vientos La Genoveva II S.A.U. entered into a loan agreement with Banco de Galicia y Buenos Aires S.A. for an amount of USD 37.5 million.

According to the executed agreement, this loan accrues LIBOR plus 5.95% and it is amortizable quarterly in 26 installments starting on the ninth calendar month counted from the disbursement date.

Other agreements and related documents, like the Collateral (in which CPSA totally, unconditionally and irrevocably guarantees, as main debtor, all the payment obligations assumed by Vientos La Genoveva II S.A.U. until total fulfillment of the guaranteed obligations or until the project reaches the commercial operation date, what it happens first) -, guarantee agreements on shares and promissory notes have been signed, while guarantee agreements on wind turbines and direct agreements are in process of being issued, under the terms defined by the loan agreement.

Pursuant to the Collateral, among other obligations, CPSA has agreed, until the project termination date, to maintain a debt ratio of no more than 3.75:1.00. Moreover, CPSA, under certain conditions, agreed to make capital contributions to subsidiary Vientos La Genoveva II S.A.U. Moreover, CPSA has agreed to maintain, unless otherwise consented to in writing by the lender, the ownership (directly or indirectly) and control over Vientos La Genoveva II S.A.U. As at December 31, 2019, the Company has complied with such obligations.

On July 23, 2019, the loan funds were fully disbursed. As of December 31, 2019, the balance of this loan amounts to 2,242,902.

14.3.7.	Banco Macro S.A. short-term loan

On October 25 and 28, the Company entered into a loan agreement with Banco Macro S.A. for an amount of 1,000,000 to be used in the commercial business of the Company.

Under the terms of the agreement, this loan accrues a variable three-month interest rate based on pure BADLAR rate, plus a margin; and it is completely amortized in a year.

On October 28, 2019, the loan funds were completely disbursed. As of December 31, 2019, the balance of this loan amounts to 1,117,926.

14.3.8.	Loans from Banco de Galicia y Buenos Aires S.A. to CP La Castellana and CP Achiras S.A.U.

On October 26, 2017 and October 30, 2017, CP La Castellana and CP Achiras S.A.U. (“CP Achiras”) entered into loans with Banco de Galicia y Buenos Aires S.A. in the amount of 330,000 and 175,000, respectively (the “Castellana and Achiras Loans”). The Castellana and Achiras Loans accrue interest at an interest rate equal to BADLAR private banks plus a 3.10% margin and shall mature on the dates that are two years from the execution and disbursement. The proceeds from these loans were used to finance the Achiras Project and the La Castellana Project. We have fully, unconditionally and irrevocably guaranteed, as primary obligor, all payment obligations assumed and/or to be assumed by CP La Castellana and CP Achiras under these loans and any other ancillary document related to them.

As of December 31, 2019 CP La Castellana and CP Achiras have fully paid the outstanding principal of these loans.

14.3.9.	Medium Term Note Program

The Regular General Shareholders’ Meeting held on November 20, 2014, approved a Medium Term Note Program for a maximum amount outstanding at any time of up to USD 1,000,000,000 (or its equivalent in other currencies) to be issued in short, medium, long-term negotiable obligations convertible into shares, in the terms of the Law No. 23.576 (negotiable obligations law) (“The program”). In addition, the Board of Directors was empowered to determine and establish the conditions of the Program and of the notes to be issued under such Program which were not expressly determined by the Shareholders’ Meeting. The CNV authorized the Program on September 9, 2015.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.4.	Borrowings from CAMMESA

	12-31-2019	12-31-2018
	ARS 000	ARS 000
Non-current:
CAMMESA loans	-	1,544,945
Current:
CAMMESA loans	-	1,142,321
CAMMESA prepayments	-	1,646,522
	-	2,788,843

On October 23, 2002, former Secretariat of Energy issued Resolution No. 146/2002 (“Resolution 146”), which specifies a funding mechanism for the generators based upon the performance of major maintenance to their existing facilities.

Under Resolution 146, the Group entered into several loan agreements with CAMMESA.

Such loans accrue interest at a rate equivalent to the one received by CAMMESA on its own cash investments and shall be repaid in 48 monthly installments beginning on the completion date of the relevant major maintenance. The Group has the option to repay the loans, through cash or net settlement of receivables from CAMMESA related with remuneration for non-recurring maintenance created by Resolution 529, Article 2.

As of December 31, 2019, the balances of CAMMESA loans were compensated with LVFVD receivables as described in Note 14.1.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.5.	Changes in liabilities arising from financing activities

	01-01-2019	Payments	Non-cash transactions	Disbursements	Other	12-31-2019
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	8,005,484	-	(8,655,320)	19,020,294	12,316,819	30,687,277
Borrowings from CAMMESA	1,544,945	-	(540,641)	-	(1,004,304)	-

Current liabilities
Other loans and borrowings	1,034,781	(974,409)	(3,216,050)	4,860,841	6,320,729	8,025,892
Borrowings from CAMMESA	2,788,843	-	(5,158,861)	-	2,370,018	-

	01-01-2018	Payments	Non-cash transactions	Disbursements	Other	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	3,358,589	(1,485,161)	(2,383,450)	6,060,381	2,455,125	8,005,484
Borrowings from CAMMESA	2,397,455	-	(773,664)	-	(78,846)	1,544,945

Current liabilities
Other loans and borrowings	1,148,363	(1,737,796)	(874,680)	669,907	1,828,987	1,034,781
Borrowings from CAMMESA	3,981,618	-	(1,987,858)	-	795,083	2,788,843

The “Non-cash transactions” column includes: i) the effect to cancel borrowings from CAMMESA under Resolution 146 with trade receivables from CAMMESA related with remuneration from non-recurring maintenance and ii) the income (loss) for exposure to change in purchasing power of currency (Income (loss) on net monetary position), which amounted to 12,224,728 and 4,402,374 as of December 31, 2019 and 2018, respectively. The “Other” column includes the effect of reclassification of non-current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The Group classifies interest paid as cash flows from financing activities.

14.6.	Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	39,890,091	41,920,308	39,890,091	41,920,308
Other financial assets	7,698,732	3,022,238	7,698,732	3,022,238
Cash and cash equivalents	1,493,868	353,735	1,493,868	353,735
Total	49,082,691	45,296,281	49,082,691	45,296,281

	Carrying amount		Fair value
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Borrowings from CAMMESA	—	4,333,788	—	4,333,788
Other loans and borrowings	38,713,169	9,040,265	38,713,169	9,040,265
Total	38,713,169	13,374,053	38,713,169	13,374,053

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables and current loans and borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds and corporate bonds is based on price quotations at the end of each reporting period.

The fair value of the foreign currency forward contracts is calculated based on appropriate valuation techniques that use market observable data.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in Note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2019 and 2018:

	Fair value measurement using:
12-31-2019	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	4,235,563	4,235,563	-	-
Public debt securities	3,463,169	3,463,169	-	-
Total financial assets measured at fair value	7,698,732	7,698,732	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	298,194	-	298,194	-
Total financial liabilities measured at fair value	298,194	-	298,194	-

	Fair value measurement using:
12-31-2018	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss
Mutual funds	3,022,238	3,022,238	-	-
Total financial assets measured at fair value	3,022,238	3,022,238	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments
Interest rate swap	26,244	-	26,244	-
Total financial liabilities measured at fair value	26,244	-	26,244	-

There were no transfers between hierarchies and there were not significant variations in assets values.

The information on the Group’s objectives and financial risk management policies is included in Note 20.

14.7.	Other financial assets

	12-31-2019	12-31-2018
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through profit or loss

Public debt securities	3,463,169	-
Mutual funds	4,148,409	3,022,238
Time deposits	87,154	-
	7,698,732	3,022,238
	7,698,732	3,022,238

The information on the objectives and financial risk management policies is included in Note 20.

14.8.	Financial assets and liabilities in foreign currency

	12-31-2019						12-31-2018
Account		Currency and amount (in thousands)	Effective exchange rate (1)		Book value		Currency and amount (in thousands)	Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	404,860	59.8950	(2)	24,249,101	USD	421,112	24,492,452
					24,249,101			24,492,452
CURRENT ASSETS

Cash and cash equivalents	USD	29,834	59.6900		1,780,791	USD	4,720	272,283
	EUR	1	66.8530		67	EUR	1	66
Other financial assets	USD	97,220	59.6900		5,803,043	USD	—	—
Trade and other receivables	USD	79,002	59.8950		4,731,829	USD	138,051	8,029,170
	USD	8,837	59.6900	(2)	527,481	USD	3,381	195,041
					12,843,211			8,496,560
					37,092,312			32,989,012
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	532,441	59.8900		31,887,891	USD	140,581	8,152,970
					31,887,891			8,152,970
CURRENT LIABILITIES

Other loans and borrowings	USD	110,804	59.8900		6,636,052	USD	12,124	703,129
Trade and other payables	USD	22,537	59.8900		1,349,741	USD	14,686	851,712
	EUR	291	67.2265		19,563	EUR	465	30,876
					8,005,356			1,585,717
					39,893,247			9,738,687

USD: US dollar. EUR: Euro.

(1)	At the exchange rate prevailing as of December 31, 2019 as per Banco de la Nación Argentina.

(2)	At the exchange rate according to Communication “A” 3500 (wholesale) prevailing as of December 31, 2019 as per the Argentine Central Bank.